Pending Acquisition and Related Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Pending Acquisition and Related Agreements [Abstract]
PENDING ACQUISITION AND RELATED AGREEMENTS

NOTE 8. PENDING ACQUISITION AND RELATED AGREEMENTS

Purchase Agreement

The Company is party to a purchase agreement dated December 19, 2019, as amended February 12, 2020 and May 8, 2020 (the “Agreement”), with Flavors Holdings Inc. (“Flavors Holdings”), MW Holdings I LLC (“MW Holdings I”), MW Holdings III LLC (“MW Holdings III”) and Mafco Foreign Holdings, Inc. (together with Flavors Holdings, MW Holdings I and MW Holdings III, the “Sellers”), and, for the purposes of Amendment No. 2 to the Agreement, Project Taste Intermediate LLC, in connection with the proposed purchase of all of the outstanding equity interests of Merisant Company (“Merisant”), Merisant Luxembourg (“Merisant Luxembourg”), Mafco Worldwide LLC (“Mafco Worldwide”), Mafco Shanghai LLC (“Mafco Shanghai”), EVD Holdings LLC (“EVD Holdings”), and Mafco Deutschland GmbH (together with Merisant, Merisant Luxembourg, Mafco Worldwide, Mafco Shanghai, and EVD Holdings, the “Transferred Entities”). Subject to the terms and conditions of the Agreement, at the closing (the “Closing”) of the transactions contemplated thereunder (the “Transactions”), the Sellers will sell, convey, assign, transfer and deliver to the Company (or its designee), and the Company (or its designee) will purchase, all of the issued and outstanding equity interests of the Transferred Entities and certain assets thereof, and assume certain liabilities included in the Transferred Assets and Liabilities (as defined in the Agreement), in each instance, free and clear of all liens (subject to certain exceptions set forth in the Agreement), in exchange, subject to the limitations set forth below, for the Cash Consideration and the Ordinary Shares Consideration (as defined below).

Pursuant to Amendment No. 2 to the Agreement, the Company assigned its rights under the Agreement to Project Taste Intermediate LLC, a newly-formed directly wholly-owned limited liability company subsidiary of the Company, such that, following the Closing, (i) the sole asset of the Company will be its membership interest in such subsidiary, and (ii) the subsidiary will own all of the equity interests of the Transferred Entities and hold all of the Transferred Assets and Liabilities.

Subject to the terms and conditions set forth in the Agreement, at the Closing, the Sellers will receive (i) $415,000,000 in cash (the “Base Cash Consideration”) (which, under certain conditions, may be reduced by the Company by up to $20,000,000 immediately prior to Closing in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration (as defined below)), plus or minus the Adjustment Amount (as defined in the Agreement) (the “Cash Consideration”), and (ii) that number of Class A ordinary shares of the Company (“Class A Ordinary Shares”) equal to the higher of (1) 2,500,000 or (2) the quotient of (x) the sum of $25,000,000 plus the amount, if any, by which the Base Cash Consideration is reduced by the Company in accordance with the terms of the Agreement, divided by (y) the lowest per share price at which Class A Ordinary Shares are sold by the Company to any person from and after the date of the Agreement but prior to, at or in connection with the Closing (the “Ordinary Shares Consideration”). The Agreement further provides the Company with the option, immediately prior to Closing, subject to certain conditions set forth in the Agreement and after (a) giving effect to the Private Placement (described below), any additional equity financing, and the Debt Financing (described below) and (b) taking into account all amounts held by the Company in trust, to reduce the Base Cash Consideration by the amount of funds necessary (up to $20,000,000) for the Company to pay (i) the Cash Consideration, (ii) any amounts paid in connection with the Warrant Amendment (described below), and (iii) the Transaction Costs (as defined in the Agreement) in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration.

In addition, the Agreement contemplates that immediately following the Closing, the Company’s sponsor, Act II Global LLC (the “Sponsor”), will place 2,000,000 Class A Ordinary Shares (which will be converted at Closing from Class B ordinary shares of the Company currently held by the Sponsor) (the “Escrowed Sponsor Shares”) into escrow, which will be held in escrow by the Company’s transfer agent. The Escrowed Sponsor Shares will be released to the Sponsor upon the earliest to occur of (i) the volume weighted-average per-share trading price of Class A Ordinary Shares being at or above $20.00 per share for twenty (20) trading days in any thirty (30)-trading day continuous trading period during the Escrow Period, (ii) a change in control of the Company, and (iii) 5‑year anniversary of the Closing.

Debt Financing

On December 19, 2019, in connection with entering into the Agreement, the Company entered into a commitment letter, as amended on May 8, 2020 (the “Commitment Letter”), with TD Securities (USA) LLC (“TDSL”), as left lead arranger and book runner, The Toronto-Dominion Bank, New York Branch (“TDNY”), and Toronto Dominion (Texas) LLC (“TDTX”) as administrative agent. Pursuant to the Commitment Letter, TDSL agreed to arrange and TDNY committed to provide the Company with (i) a senior secured term loan facility in the aggregate amount of up to $185,000,000 (the “Term Facility”) and (ii) a senior secured revolving credit facility of up to $50,000,000 (the “Revolving Facility,” and together with the Term Facility, the “Credit Facilities”). The proceeds of the Term Facility on the Closing Date (as defined in the Agreement) may be used (x) to fund the Transactions, and (y) to pay the fees, costs and expenses incurred in connection with the Transactions. Up to $5,000,000 of the proceeds of the Revolving Facility (which may be increased) may be used on the Closing Date for general corporate purposes and to backstop or replace letters of credit. The proceeds of the Revolving Facility after the Closing Date may be used for working capital and general corporate purposes, including for capital expenditures. The availability of the borrowings under the Credit Facilities is subject to the satisfaction of certain customary conditions, including the consummation of the Transactions.

Private Placement Transactions

In connection with the foregoing Agreement, on February 12, 2020, the Company entered into subscription agreements with certain investors (collectively, the “Private Placement Investors”) pursuant to which, among other things, such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, 7,500,000 of the Company’s Class A ordinary shares, par value $0.0001 (the “Ordinary Shares”), and warrants representing the right to purchase 2,631,750 Ordinary Shares (the “Warrants”) for gross proceeds of approximately $75,000,000 (the “Private Placement”). The Company granted certain customary registration rights to the Private Placement Investors. The Ordinary Shares and Warrants to be offered and sold in connection with the Private Placements have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising. The Private Placement is contingent upon, among other things, the closing of the Transactions. The proceeds from the Private Placement will be used to fund a portion of the Aggregate Cash Obligations (as defined under the Agreement) for the Transactions. In connection with the above agreements, the Company has agreed to put forth a proposal to the Company’s public warrant holders to consider and vote upon an amendment (the “Warrant Amendment”) to the existing warrant agreement that governs all of the Company’s outstanding warrants to provide that, immediately prior to the Closing, (i) each of the Company’s outstanding warrants, which currently entitle the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, will become exercisable for one-half of one share at an exercise price of $5.75 per one-half share ($11.50 per whole share) and (ii) each holder of a warrant will receive, for each such warrant, a cash payment of $0.75 (although the holders of the Private Placement warrants have waived their rights to receive such payment).

Sponsor Support Agreement

In connection with the Agreement, the Company, the Sponsor, and the Sellers entered into a Sponsor Support Agreement on December 19, 2019, as amended on February 12, 2020 (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to certain covenants and agreements related to the Transactions, particularly with respect to taking supportive actions to consummate the Transactions and to designate two of the Sellers’ directors to the board of directors of the Company, to be effective at the Closing. In addition, the Sponsor irrevocably waived its anti-dilution protections under the Company’s Amended and Restated Memorandum and Articles of Association in connection with any new issuances of Ordinary Shares. In accordance with the terms of the Sponsor Support Agreement, the Sponsor will forfeit (i) 3,000,000 Class B ordinary shares of the Company; and (ii) 6,750,000 warrants to purchase Class A Ordinary Shares at a price of $11.50 per share (the “Founder Warrants”) immediately following the Closing; and the Sponsor has waived any rights that it might otherwise have to receive any cash payment with respect to its Founder Warrants.

Registration Statement

In connection with the proposed business combination and warrant amendment, the Company filed a Registration Statement on Form S‑4 with the SEC, which was declared effective on May 13, 2020. The definitive proxy statement/prospectus is first being mailed to the Company’s shareholders and warrant holders on or about May 15, 2020.

NOTE 7. PENDING ACQUISITION AND RELATED AGREEMENTS

Purchase Agreement

The Company is party to a purchase agreement dated December 19, 2019, as amended February 12, 2020 and May 8, 2020 (the “Agreement”), with Flavors Holdings Inc. (“Flavors Holdings”), MW Holdings I LLC (“MW Holdings I”), MW Holdings III LLC (“MW Holdings III”) and Mafco Foreign Holdings, Inc. (together with Flavors Holdings, MW Holdings I and MW Holdings III, the “Sellers”), in connection with the proposed purchase of all of the outstanding equity interests of Merisant Company (“Merisant”), Merisant Luxembourg (“Merisant Luxembourg”), Mafco Worldwide LLC (“Mafco Worldwide”), Mafco Shanghai LLC (“Mafco Shanghai”), EVD Holdings LLC (“EVD Holdings”), and Mafco Deutschland GmbH (together with Merisant, Merisant Luxembourg, Mafco Worldwide, Mafco Shanghai, and EVD Holdings, the “Transferred Entities”). Subject to the terms and conditions of the Agreement, at the closing (the “Closing”) of the transactions contemplated thereunder (the “Transactions”), the Sellers will sell, convey, assign, transfer and deliver to the Company, and the Company will purchase, all of the issued and outstanding equity interests of the Transferred Entities and certain assets thereof, and assume certain liabilities included in the Transferred Assets and Liabilities (as defined in the Agreement), in each instance, free and clear of all liens (subject to certain exceptions set forth in the Agreement), in exchange, subject to the limitations set forth below, for the Cash Consideration and the Ordinary Shares Consideration (as defined below).

Subject to the terms and conditions set forth in the Agreement, at the Closing, the Sellers will receive (i) $415,000,000 in cash (the “Base Cash Consideration”), plus or minus the Adjustment Amount (as defined in the Agreement) (the “Cash Consideration”), and (ii) that number of Class A ordinary shares of the Company (“Class A Ordinary Shares”) equal to the higher of (1) 2,500,000 or (2) the quotient of (x) the sum of $25,000,000 plus the amount, if any, by which the Base Cash Consideration is reduced by the Company in accordance with the terms of the Agreement, divided by (B) the lowest per share price at which Class A Ordinary Shares are sold by the Company to any person from and after the date of the Agreement but prior to, at or in connection with the Closing (the “Ordinary Share Consideration”). The Agreement further provides the Company with the option, immediately prior to Closing, subject to certain conditions set forth in the Agreement and after (a) giving effect to the Private Placement (described below), any additional equity financing, and the Debt Financing (described below) and (b) taking into account all amounts held by the Company in trust, to reduce the Base Cash Consideration by the amount of funds necessary (up to $20,000,000) for the Company to pay (i) the Cash Consideration, (ii) any amounts paid in connection with the Warrant Amendment (described below), and (iii) the Transaction Costs (as defined in the Agreement) in exchange for a dollar-for-dollar increase in the Ordinary Shares Consideration.

In addition, the Agreement contemplates that immediately following the Closing, the Company’s sponsor, Act II Global LLC (the “Sponsor”), will place 2,000,000 Class A Ordinary Shares (which will be converted at Closing from Class B ordinary shares of the Company currently held by the Sponsor) (the “Escrowed Sponsor Shares”) into escrow, which will be held in escrow by the Company’s transfer agent. The Escrowed Sponsor Shares will be released to the Sponsor upon the earliest to occur of (i) the volume weighted-average per-share trading price of Class A Ordinary Shares being at or above $20.00 per share for twenty (20) trading days in any thirty (30)-trading day continuous trading period during the Escrow Period, (ii) a change in control of the Company, and (iii) 5-year anniversary of the Closing.

Debt Financing

On December 19, 2019, in connection with entering into the Agreement, the Company entered into a commitment letter (the “Commitment Letter”) with TD Securities (USA) LLC (“TDSL”), as left lead arranger and book runner, The Toronto-Dominion Bank, New York Branch (“TDNY”), and Toronto Dominion (Texas) LLC (“TDTX”) as administrative agent. Pursuant to the Commitment Letter, TDSL agreed to arrange and TDNY committed to provide the Company with (i) a senior secured term loan facility in the aggregate amount of up to $185,000,000 (the “Term Facility”) and (ii) a senior secured revolving credit facility of up to $50,000,000 (the “Revolving Facility,” and together with the Term Facility, the “Credit Facilities”). The proceeds of the Term Facility on the Closing Date (as defined in the Agreement) may be used (x) to fund the Transactions, and (y) to pay the fees, costs and expenses incurred in connection with the Transactions. Up to $5,000,000 of the proceeds of the Revolving Facility (which may be increased) may be used on the Closing Date for general corporate purposes and to backstop or replace letters of credit. The proceeds of the Revolving Facility after the Closing Date may be used for working capital and general corporate purposes, including for capital expenditures. The availability of the borrowings under the Credit Facilities is subject to the satisfaction of certain customary conditions, including the consummation of the Transactions.

Private Placement Transactions

In connection with the foregoing Agreement, on February 12, 2020, the Company entered into subscription agreements with certain investors (collectively, the “Private Placement Investors”) pursuant to which, among other things, such investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such investors, 7,500,000 of the Company’s Class A ordinary shares, par value $0.0001 (the “Ordinary Shares”), and warrants representing the right to purchase 2,631,750 Ordinary Shares (the “Warrants”) for gross proceeds of approximately $75,000,000 (the “Private Placement”). The Company granted certain customary registration rights to the Private Placement Investors. The Ordinary Shares and Warrants to be offered and sold in connection with the Private Placements have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising. The Private Placement is contingent upon, among other things, the closing of the Transactions. The proceeds from the Private Placement will be used to fund a portion of the Aggregate Cash Obligations (as defined under the Agreement) for the Transactions. In connection with the above agreements, the Company has agreed to put forth a proposal to the Company’s public warrant holders to consider and vote upon an amendment (the “Warrant Amendment”) to the existing warrant agreement that governs all of the Company’s outstanding warrants to provide that, immediately prior to the Closing, (i) each of the Company’s outstanding warrants, which currently entitle the holder thereof to purchase one Class A Ordinary Share at an exercise price of $11.50 per share, will become exercisable for one-half of one share at an exercise price of $5.75 per one-half share ($11.50 per whole share) and (ii) each holder of a warrant will receive, for each such warrant, a cash payment of $0.75 (although the holders of the Private Placement warrants have waived their rights to receive such payment).

Sponsor Support Agreement

In connection with the Agreement, the Company, the Sponsor, and the Sellers entered into a Sponsor Support Agreement on December 19, 2019, as amended on February 12, 2020 (the “Sponsor Support Agreement”), pursuant to which the Sponsor agreed to certain covenants and agreements related to the Transactions, particularly with respect to taking supportive actions to consummate the Transactions and to designate two of the Sellers’ directors to the board of directors of the Company, to be effective at the Closing. In addition, the Sponsor irrevocably waived its anti-dilution protections under the Company’s Amended and Restated Memorandum and Articles of Association in connection with any new issuances of Ordinary Shares. In accordance with the terms of the Sponsor Support Agreement, the Sponsor will forfeit (i) 3,000,000 Class B ordinary shares of the Company; and (ii) 6,750,000 warrants to purchase Class A Ordinary Shares at a price of $11.50 per share (the “Founder Warrants”) immediately following the Closing; and the Sponsor has waived any rights that it might otherwise have to receive any cash payment with respect to its Founder Warrants.